Taxes - Schedule of Income Tax Provision (Details)	6 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Schedule of Income Tax Provision [Abstract]
Current	$ 11,861	$ 1,527	$ 61,465
Deferred	(82,050)	(10,563)
Total provision for income taxes	$ (70,189)	$ (9,036)	$ 61,465